Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Taxes [Abstract]
Schedule of Components of Provision for Income Taxes	Significant components of the provision for income taxes are as follows:
	Six months ended June 30, 2025	Six months ended June 30, 2026
Current	$5	$(1)
Income tax expenses	$5	$(1)

Schedule of Reconciles China Statutory Rates

The following table reconciles China statutory rates to the Company’s effective tax rate:

	Six months ended June 30,	Six months ended June 30,
	2026	2025
China statutory income tax rate	25%	25%
Change in valuation allowance	(25)	(25)%
Effective tax rate	-	-

Schedule of Taxes Recoverable

Taxes recoverable consisted of the following:

	December 31, 2025	June 30, 2026
VAT taxes recoverable	$1,855	1,854
Corporate income tax payable	(95)	(97)
Other taxes payable	(71)	(67)
Total	$1,689	1,690